Note 43 - Impairment or reversal of impairment on joint ventures and associated companies	6 Months Ended
Jun. 30, 2020
Impairment or reversal of Joint Ventures And Associated Companies abstract
Disclosure Of Impairment or reversal of joint ventures and associated companies explanatory

43. Impairment or (reversal) of impairment of investments in joint ventures and associates

The heading “Impairment or reversal of the impairment of investments in joint ventures or associates" resulted in a loss of €60 million for the six months ended June 30, 2020, compared with nil impairment recorded for the six months ended June 30, 2019.